Supplier and Customer Concentration (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Supplier and Customer Concentration [Line Items]
Concentration risk	100.00%	100.00%	100.00%	100.00%
Customer Concentration Risk [Member] | Customers [Member] | Revenue Benchmark [Member]
Supplier and Customer Concentration [Line Items]
Concentration risk	81.00%	73.00%	74.00%	58.00%
Customer Concentration Risk [Member] | Customers [Member] | Accounts Receivable [Member]
Supplier and Customer Concentration [Line Items]
Concentration risk	60.00%	73.00%	73.00%	90.00%
Supplier Concentration Risk [Member] | Inventory Purchases [Member] | Suppliers [Member]
Supplier and Customer Concentration [Line Items]
Concentration risk			100.00%	96.00%